Net loss per share	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Net loss per share
Note 14 - Net loss per share
For the year ended December 31, 2023, potentially dilutive instruments issued were unvested equity-settled payments discussed in Note 8 - Share-based payment. For the year ended December 31, 2022, potentially dilutive instruments issued were the Class C Shares and the earn-out to the Former Parent related to the Closing of the BCA discussed in Note 18 - Reverse recapitalization, and unvested equity-settled payments discussed in Note 8 - Share-based payment. The Convertible Notes of the Former Parent were the only dilutive instrument outstanding prior to the reverse recapitalization and were converted to Class A Shares in the Group upon the Closing of the BCA. These financial instruments were excluded from the diluted weighted average number of ordinary shares calculation as their effect would have been anti-dilutive. For the year ended December 31, 2021, 4,306,466 shares issuable upon conversion of the Convertible Notes were excluded from the diluted weighted average number of ordinary shares calculation as their effect would have been anti-dilutive. Dilutive Net loss per share was the same as basic Net loss per share for all periods presented.
Loss per share for the periods prior to the reverse recapitalization are retrospectively adjusted to reflect the number of equivalent shares issued by the parent to the former parent, based on the number of shares outstanding on the reporting dates multiplied by the exchange ratio of 8.335. Refer to Note 22 - Equity for further details. The following table presents the computation of basic and diluted Net loss per share for the years ended December 31, 2023, 2022, and 2021 when applying the exchange ratio:

	For the year ended December 31,
	2023	2022	2021
		(Restated)	(Restated)
	Class A and B Common Shares
Net loss attributable to common shareholders	(1,194,831)	(477,455)	(969,298)
Weighted-average number of common shares outstanding:
Basic and diluted	2,110,069	2,027,328	1,911,580
Net loss per share (in ones):
Basic and diluted	(0.57)	(0.24)	(0.51)
The following table presents shares that were not included in the calculation of diluted loss per share as their effects would have been antidilutive for the years ended December 31, 2023, 2022, and 2021:

	For the year ended December 31,
	2023	2022	2021
Earn-out Shares	158,177,609	158,177,609	—
Class C-1 Shares	20,499,965	15,999,965	—
Class C-2 Shares	4,500,000	9,000,000	—
PSUs	1,971,076	858,821	—
RSUs	762,071	458,620	—
Marketing consulting services agreement	—	125,000	—
Convertible Notes	—	—	4,306,466
Total antidilutive shares	185,910,721	184,620,015	4,306,466